Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Income per Share
Schedule of basic and diluted net income per share

	Year Ended December 31,
	2017	2018	2019
	(In thousands, except per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to Weibo	$352,590	$571,823	$494,675
Denominator:
Weighted average ordinary shares outstanding	220,555	223,751	225,452
Basic net income per share attributable to Weibo	$1.60	$2.56	$2.19

Diluted net income per share calculation:
Numerator:
Net income attributable to Weibo	$352,590	$571,823	$494,675
Add: Effect on interest expenses and amortized issuance cost of convertible debt	—	15,390	—
Net income attributable to Weibo for calculating diluted net income per share	352,590	587,213	494,675
Denominator:
Weighted average ordinary shares outstanding	220,555	223,751	225,452
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	1,213	283	153
Unvested restricted share units	3,595	1,896	807
Convertible debt	—	6,753	—
Shares used in computing diluted net income per share attributable to Weibo	225,363	232,683	226,412
Diluted net income per share attributable to Weibo	$1.56	$2.52	$2.18